Offsetting of financial assets and financial liabilities	6 Months Ended
Jun. 30, 2017
Offsetting of financial assets and financial liabilities
21 Offsetting of financial assets and financial liabilities
The disclosures set out in the tables below include derivatives, reverse repurchase and repurchase agreements, and securities lending and borrowing transactions that:
– are offset in the Group’s consolidated balance sheets; or
– are subject to an enforceable master netting agreement or similar agreement (enforceable master netting agreements), irrespective of whether they are offset in the Group’s consolidated balance sheets.
Similar agreements include derivative clearing agreements, global master repurchase agreements and global master securities lending agreements.
Derivatives
The Group transacts bilateral OTC derivatives mainly under the International Swaps and Derivatives Association (ISDA) Master Agreements and Swiss Master Agreements for OTC derivative instruments. These agreements provide for the net settlement of all transactions under the agreement through a single payment in the event of default or termination under the agreement. They allow the Group to offset balances from derivative assets and liabilities as well as the receivables and payables to related cash collateral transacted with the same counterparty. Collateral for OTC derivatives is received and provided in the form of cash and marketable securities. Such collateral may be subject to the standard industry terms of an ISDA Credit Support Annex. The terms of an ISDA Credit Support Annex provide that securities received or provided as collateral may be pledged or sold during the term of the transactions and must be returned upon maturity of the transaction. These terms also give each counterparty the right to terminate the related transactions upon the other counterparty’s failure to post collateral. Financial collateral received or pledged for OTC derivatives may also be subject to collateral agreements which restrict the use of financial collateral.
For derivatives transacted with exchanges (exchange-traded derivatives) and central clearing counterparties (OTC-cleared derivatives), positive and negative replacement values (PRV/NRV) and related cash collateral may be offset if the terms of the rules and regulations governing these exchanges and central clearing counterparties permit such netting and offset.
Where no such agreements exist, fair values are recorded on a gross basis.
Exchange-traded derivatives or OTC-cleared derivatives, that are fully margined and for which the daily margin payments constitute settlement of the outstanding exposure, are not included in the offsetting disclosures because they are not subject to offsetting due to the daily settlement. The daily margin payments, which are not settled until the next settlement cycle is conducted, are presented in brokerage receivables or brokerage payables. The notional amount for these daily settled derivatives is included in the fair value of derivative instruments table in “Note 25 – Derivatives and hedging activities”.
Under US GAAP, the Group elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value. There is an exception for a bifurcatable hybrid debt instrument which the Group did not elect to account for at fair value. However, this bifurcated embedded derivative is not subject to an enforceable master netting agreement and is not recorded as a derivative instrument under trading assets and liabilities or other assets and other liabilities. Information on this bifurcated embedded derivative has therefore not been included in the offsetting disclosures.
The following table presents the gross amount of derivatives subject to enforceable master netting agreements by contract and transaction type, the amount of offsetting, the amount of derivatives not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of derivatives
end of	2Q17		4Q16
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	2.6	2.0	8.2	7.5
OTC	95.7	88.5	129.1	121.7
Exchange-traded	0.2	0.3	0.1	0.1
Interest rate products	98.5	90.8	137.4	129.3
OTC-cleared	0.0	0.0	0.0	0.0
OTC	40.0	46.7	59.3	69.2
Exchange-traded	0.0	0.0	0.0	0.1
Foreign exchange products	40.0	46.7	59.3	69.3
OTC	11.8	12.7	11.2	11.5
Exchange-traded	9.5	10.7	11.5	13.0
Equity/index-related products	21.3	23.4	22.7	24.5
OTC-cleared	2.8	3.0	2.1	2.3
OTC	5.0	5.4	5.8	6.2
Credit derivatives	7.8	8.4	7.9	8.5
OTC-cleared	0.0	0.0	0.0	0.0
OTC	1.6	0.7	2.2	1.1
Exchange-traded	0.0	0.0	0.0	0.1
Other products	1.6	0.7	2.2	1.2
OTC-cleared	5.4	5.0	10.3	9.8
OTC	154.1	154.0	207.6	209.7
Exchange-traded	9.7	11.0	11.6	13.3
Total gross derivatives subject to enforceable master netting agreements	169.2	170.0	229.5	232.8
Offsetting (CHF billion)
OTC-cleared	(5.2)	(4.9)	(8.5)	(7.8)
OTC	(138.1)	(143.6)	(188.6)	(199.1)
Exchange-traded	(9.2)	(10.2)	(11.1)	(11.9)
Offsetting	(152.5)	(158.7)	(208.2)	(218.8)
of which counterparty netting	(133.9)	(133.9)	(184.7)	(184.7)
of which cash collateral netting	(18.6)	(24.8)	(23.5)	(34.1)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.2	0.1	1.8	2.0
OTC	16.0	10.4	19.0	10.6
Exchange-traded	0.5	0.8	0.5	1.4
Total net derivatives subject to enforceable master netting agreements	16.7	11.3	21.3	14.0
Total derivatives not subject to enforceable master netting agreements [1]	4.3	5.3	5.6	6.4
Total net derivatives presented in the consolidated balance sheets	21.0	16.6	26.9	20.4
of which recorded in trading assets and trading liabilities	20.9	16.6	26.8	20.4
of which recorded in other assets and other liabilities	0.1	0.0	0.1	0.0
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.
Reverse repurchase and repurchase agreements and securities lending and borrowing transactions
Reverse repurchase and repurchase agreements are generally covered by global master repurchase agreements with netting terms similar to ISDA Master Agreements. In certain situations, for example in the event of default, all contracts under the agreements are terminated and are settled net in one single payment. Transactions under such agreements are netted in the consolidated balance sheets if they are with the same counterparty, have the same maturity date, settle through the same clearing institution and are subject to the same master netting agreement. The amounts offset are measured on the same basis as the underlying transaction (i.e., on an accrual basis or fair value basis).
Securities lending and borrowing transactions are generally executed under global master securities lending agreements with netting terms similar to ISDA Master Agreements. In certain situations, for example in the event of default, all contracts under the agreement are terminated and are settled net in one single payment. Transactions under these agreements are netted in the consolidated balance sheets if they meet the same right of offset criteria as for reverse repurchase and repurchase agreements. In general, most securities lending and borrowing transactions do not meet the criterion of having the same settlement date specified at inception of the transaction, and therefore they are not eligible for netting in the consolidated balance sheets. However, securities lending and borrowing transactions with explicit maturity dates may be eligible for netting in the consolidated balance sheets.
Reverse repurchase and repurchase agreements are collateralized principally by government securities, money market instruments and corporate bonds and have terms ranging from overnight to a longer or unspecified period of time. In the event of counterparty default, the reverse repurchase agreement or securities lending agreement provides the Group with the right to liquidate the collateral held. In certain circumstances, financial collateral received may be restricted during the term of the agreement (e.g., in tri-party arrangements).
The following table presents the gross amount of securities purchased under resale agreements and securities borrowing transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities purchased under resale agreements and securities borrowing transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	2Q17				4Q16
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	103.1	(26.3)	76.8		99.9	(26.9)	73.0
Securities borrowing transactions	18.4	(5.0)	13.4		24.0	(4.5)	19.5
Total subject to enforceable master netting agreements	121.5	(31.3)	90.2		123.9	(31.4)	92.5
Total not subject to enforceable master netting agreements [1]	39.1	–	39.1		42.2	–	42.2
Total	160.6	(31.3)	129.3	[2]	166.1	(31.4)	134.7	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 91,520 million and CHF 87,331 million of the total net amount as of the end of 2Q17 and 4Q16, respectively, are reported at fair value.
The following table presents the gross amount of securities sold under repurchase agreements and securities lending transactions subject to enforceable master netting agreements, the amount of offsetting, the amount of securities sold under repurchase agreements and securities lending transactions not subject to enforceable master netting agreements and the net amount presented in the consolidated balance sheets.
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	2Q17				4Q16
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	47.7	(28.7)	19.0		51.3	(29.0)	22.3
Securities lending transactions	8.0	(2.6)	5.4		8.3	(2.4)	5.9
Obligation to return securities received as collateral, at fair value	30.2	0.0	30.2		31.9	0.0	31.9
Total subject to enforceable master netting agreements	85.9	(31.3)	54.6		91.5	(31.4)	60.1
Total not subject to enforceable master netting agreements [1]	9.5	–	9.5		5.5	–	5.5
Total	95.4	(31.3)	64.1		97.0	(31.4)	65.6
of which securities sold under repurchase agreements and securities lending transactions	62.0	(31.3)	30.7	[2]	64.4	(31.4)	33.0	[2]
of which obligation to return securities received as collateral, at fair value	33.4	0.0	33.4		32.6	0.0	32.6
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 16,038 million and CHF 19,634 million of the total net amount as of the end of 2Q17 and 4Q16, respectively, are reported at fair value.
The following table presents the net amount presented in the consolidated balance sheets of financial assets and liabilities subject to enforceable master netting agreements and the gross amount of financial instruments and cash collateral not offset in the consolidated balance sheets. The table excludes derivatives, reverse repurchase and repurchase agreements and securities lending and borrowing transactions not subject to enforceable master netting agreements where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place. Net exposure reflects risk mitigation in the form of collateral.
Amounts not offset in the consolidated balance sheets
end of	2Q17						4Q16
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	16.7	5.6		0.0		11.1	21.3	6.3		0.0		15.0
Securities purchased under resale agreements	76.8	76.8		0.0		0.0	73.0	73.0		0.0		0.0
Securities borrowing transactions	13.4	12.9		0.0		0.5	19.5	18.6		0.0		0.9
Total financial assets subject to enforceable master netting agreements	106.9	95.3		0.0		11.6	113.8	97.9		0.0		15.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.3	2.5		0.0		8.8	14.0	3.3		0.0		10.7
Securities sold under repurchase agreements	19.0	19.0		0.0		0.0	22.3	22.3		0.0		0.0
Securities lending transactions	5.4	5.1		0.0		0.3	5.9	5.7		0.0		0.2
Obligation to return securities received as collateral, at fair value	30.2	28.1		0.0		2.1	31.9	30.4		0.0		1.5
Total financial liabilities subject to enforceable master netting agreements	65.9	54.7		0.0		11.2	74.1	61.7		0.0		12.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.

Net exposure is subject to further credit mitigation through the transfer of the exposure to other market counterparties by the use of credit default swaps (CDS) and credit insurance contracts. Therefore, the net exposure presented in the table above is not representative of the Group’s counterparty exposure.

Bank
Offsetting of financial assets and financial liabilities
20 Offsetting of financial assets and financial liabilities
> Refer to “Note 21 – Offsetting of financial assets and financial liabilities” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 for further information.
Offsetting of derivatives
end of	6M17		2016
	Derivative assets	Derivative liabilities	Derivative assets	Derivative liabilities
Gross derivatives subject to enforceable master netting agreements (CHF billion)
OTC-cleared	2.6	2.0	8.2	7.5
OTC	95.7	88.6	129.1	121.7
Exchange-traded	0.2	0.3	0.1	0.1
Interest rate products	98.5	90.9	137.4	129.3
OTC	40.0	46.7	59.3	69.2
Exchange-traded	0.0	0.0	0.0	0.1
Foreign exchange products	40.0	46.7	59.3	69.3
OTC	11.8	12.7	11.2	11.7
Exchange-traded	9.5	10.7	11.5	13.0
Equity/index-related products	21.3	23.4	22.7	24.7
OTC-cleared	2.8	3.0	2.1	2.3
OTC	5.0	5.4	5.8	6.2
Credit derivatives	7.8	8.4	7.9	8.5
OTC	1.6	0.7	2.2	1.1
Exchange-traded	0.0	0.0	0.0	0.1
Other products	1.6	0.7	2.2	1.2
OTC-cleared	5.4	5.0	10.3	9.8
OTC	154.1	154.1	207.6	209.9
Exchange-traded	9.7	11.0	11.6	13.3
Total gross derivatives subject to enforceable master netting agreements	169.2	170.1	229.5	233.0
Offsetting (CHF billion)
OTC-cleared	(5.2)	(4.9)	(8.5)	(7.8)
OTC	(138.1)	(143.7)	(188.6)	(199.3)
Exchange-traded	(9.2)	(10.2)	(11.1)	(11.9)
Offsetting	(152.5)	(158.8)	(208.2)	(219.0)
of which counterparty netting	(133.9)	(133.9)	(184.7)	(184.7)
of which cash collateral netting	(18.6)	(24.9)	(23.5)	(34.3)
Net derivatives presented in the consolidated balance sheets (CHF billion)
OTC-cleared	0.2	0.1	1.8	2.0
OTC	16.0	10.4	19.0	10.6
Exchange-traded	0.5	0.8	0.5	1.4
Total net derivatives subject to enforceable master netting agreements	16.7	11.3	21.3	14.0
Total derivatives not subject to enforceable master netting agreements [1]	4.3	5.3	5.8	6.4
Total net derivatives presented in the consolidated balance sheets	21.0	16.6	27.1	20.4
of which recorded in trading assets and trading liabilities	20.9	16.6	27.0	20.4
of which recorded in other assets and other liabilities	0.1	0.0	0.1	0.0
1 Represents derivatives where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.
Offsetting of securities purchased under resale agreements and securities borrowing transactions
end of	6M17				2016
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities purchased under resale agreements and securities borrowing transactions (CHF billion)
Securities purchased under resale agreements	103.1	(26.3)	76.8		100.2	(26.9)	73.3
Securities borrowing transactions	18.4	(5.0)	13.4		24.0	(4.5)	19.5
Total subject to enforceable master netting agreements	121.5	(31.3)	90.2		124.2	(31.4)	92.8
Total not subject to enforceable master netting agreements [1]	39.1	–	39.1		42.3	–	42.3
Total	160.6	(31.3)	129.3	[2]	166.5	(31.4)	135.1	[2]
1
Represents securities purchased under resale agreements and securities borrowing transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 91,520 million and CHF 87,331 million of the total net amount as of 6M17 and 4Q16, respectively, are reported at fair value.
Offsetting of securities sold under repurchase agreements and securities lending transactions
end of	6M17				2016
	Gross	Offsetting	Net		Gross	Offsetting	Net
Securities sold under repurchase agreements and securities lending transactions (CHF billion)
Securities sold under repurchase agreements	47.7	(28.7)	19.0		51.6	(29.0)	22.6
Securities lending transactions	8.0	(2.6)	5.4		8.3	(2.4)	5.9
Obligation to return securities received as collateral, at fair value	30.2	0.0	30.2		31.9	0.0	31.9
Total subject to enforceable master netting agreements	85.9	(31.3)	54.6		91.8	(31.4)	60.4
Total not subject to enforceable master netting agreements [1]	9.5	–	9.5		5.4	–	5.4
Total	95.4	(31.3)	64.1		97.2	(31.4)	65.8
of which securities sold under repurchase agreements and securities lending transactions	62.0	(31.3)	30.7	[2]	64.7	(31.4)	33.3	[2]
of which obligation to return securities received as collateral, at fair value	33.4	0.0	33.4		32.5	0.0	32.5
1
Represents securities sold under repurchase agreements and securities lending transactions where a legal opinion supporting the enforceability of netting in the event of default or termination under the agreement is not in place.

2 CHF 16,038 million and CHF 19,634 million of the total net amount as of 6M17 and 4Q16, respectively, are reported at fair value.
Amounts not offset in the consolidated balance sheets
end of	6M17						2016
	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure	Net	Financial instruments	[1]	Cash collateral received/ pledged	[1]	Net exposure
Financial assets subject to enforceable master netting agreements (CHF billion)
Derivatives	16.7	5.6		0.0		11.1	21.3	6.3		0.0		15.0
Securities purchased under resale agreements	76.8	76.8		0.0		0.0	73.3	73.3		0.0		0.0
Securities borrowing transactions	13.4	12.9		0.0		0.5	19.5	18.6		0.0		0.9
Total financial assets subject to enforceable master netting agreements	106.9	95.3		0.0		11.6	114.1	98.2		0.0		15.9
Financial liabilities subject to enforceable master netting agreements (CHF billion)
Derivatives	11.3	2.5		0.0		8.8	14.0	3.3		0.0		10.7
Securities sold under repurchase agreements	19.0	19.0		0.0		0.0	22.6	22.6		0.0		0.0
Securities lending transactions	5.4	5.1		0.0		0.3	5.9	5.7		0.0		0.2
Obligation to return securities received as collateral, at fair value	30.2	28.0		0.0		2.2	31.9	30.4		0.0		1.5
Total financial liabilities subject to enforceable master netting agreements	65.9	54.6		0.0		11.3	74.4	62.0		0.0		12.4
1
The total amount reported in financial instruments (recognized financial assets and financial liabilities and non-cash financial collateral) and cash collateral is limited to the amount of the related instruments presented in the consolidated balance sheets and therefore any over-collateralization of these positions is not included.